DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operations
Schedule of loss from discontinued operations
December 31,
2023
Revenues	$—
Cost of sales	—
Gross profit	—
Operating expenses:
General and Administrative	—
Selling expenses	—
Research and development	—
Total	$—
Other income (expense)
Interest income	$—
Other (expense) income, net	—
Other finance expenses	—
Total	—
Loss from discontinued operations before income tax	—
Income tax provision	—
Loss from discontinued operations before non-controlling interest	$—
Less: Net loss attributable to non-controlling interest	—
Foreign currency translation	—
Gain/(Loss) from discontinued operation	$7,389,310